Events Occurring After The Reporting Date (Details) - Forecast [Member]	Dec. 09, 2025 USD ($)	Dec. 09, 2025 AUD ($)	Sep. 25, 2025 USD ($)
Events Occurring After The Reporting Date [Line Items]
Penalty	$ 30,100	$ 45,387
Convertible note			$ 15,000,000